Subsequent Events (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Tx Store Acquisition [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 350,000
Common Stock Repurchase [Member]
Stock Repurchased During Period, Shares	2,048,227
Common Stock, Par or Stated Value Per Share	$ 0.15
Stock Repurchased During Period, Value	307,234
Related Party Consulting Agreement [Member] | Mr Richard Miller [Member]
Annual Payment Of Fees Under Consulting Agreement	$ 100,000